UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7614

        Nuveen Georgia Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Georgia Premium Income Municipal Fund (NPG)
August 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 6.7%

$2,000	Cartersville Development Authority, Georgia, Sewerage Facilities Revenue Refunding Bonds,	5/07 at 101.00	A+	$ 2,082,440
	Anheuser-Busch Project, Series 1997, 6.125%, 5/01/27 (Alternative Minimum Tax)

2,000	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	1,724,300
	2002, 5.500%, 5/15/39

	Education and Civic Organizations - 15.3%

1,000	Athens-Clarke County Unified Government Development Authority, Georgia, Educational Facilities	12/12 at 100.00	AAA	1,083,480
	Revenue Bonds, UGAREF CCRC Building LLC Project, Series 2002, 5.000%, 12/15/16 - AMBAC Insured

1,000	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus Housing	12/12 at 100.00	Aaa	1,017,850
	LLC Project, Series 2002, 5.000%, 12/01/33 - AMBAC Insured

	Atlanta Urban Residential Finance Authority, Georgia, Dormitory Facility Revenue Refunding Bonds,
	Morehouse College Project, Series 1995:
1,210	5.750%, 12/01/20 - MBIA Insured	12/05 at 102.00	AAA	1,286,775
1,375	5.750%, 12/01/25 - MBIA Insured	12/05 at 102.00	AAA	1,454,778

1,550	Bulloch County Development Authority, Georgia, Student Housing and Athletic Facility Lease Revenue	8/14 at 100.00	Aaa	1,674,961
	Bonds, Georgia Southern University, Series 2004, 5.250%, 8/01/21 - XLCA Insured

395	DeKalb County Development Authority, Georgia, Revenue Bonds, Emory University Project, Series	10/04 at 102.00	AA	404,369
	1994A, 6.000%, 10/01/14

1,535	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science	5/14 at 100.00	AAA	1,724,818
	Building Project, Series 2004, 5.250%, 5/01/15 - MBIA Insured

	Healthcare - 31.0%

2,300	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Improvement Bonds, Memorial	7/11 at 101.00	A-	2,451,248
	Health University Medical Center Inc., Series 2001A, 6.125%, 1/01/24

2,000	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical	1/12 at 101.00	AAA	2,048,220
	Center, Series 2002, 5.125%, 1/01/32 - MBIA Insured

3,000	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center	7/12 at 101.00	Aaa	3,104,640
	Project, Series 2002, 5.200%, 7/01/32 - MBIA Insured

1,090	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center,	7/13 at 101.00	Aaa	1,167,543
	Series 2003, 5.000%, 7/01/19 - MBIA Insured

1,765	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast	10/05 at 102.00	AAA	1,867,652
	Georgia Health Services Inc. Project, Series 1995, 6.000%, 10/01/25 - MBIA Insured

1,750	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast	5/11 at 100.00	A-	1,783,723
	Georgia Health Services Inc. Project, Series 2001, 5.500%, 5/15/31

3,750	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital	2/12 at 102.00	AAA	3,934,050
	System Inc. Project, Series 1997B, 5.300%, 9/01/27 - MBIA Insured

1,060	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series 2004,	7/14 at 101.00	Aaa	1,134,274
	5.000%, 7/01/20 - MBIA Insured

	Housing/Multifamily - 18.0%

3,400	DeKalb County Housing Authority, Georgia, Multifamily Housing Revenue Bonds, Lakes at Indian Creek	1/05 at 102.00	AAA	3,482,722
	Apartments Project, Series 1994, 7.150%, 1/01/25 (Alternative Minimum Tax) - FSA Insured

2,000	Lawrenceville Housing Authority, Georgia, Multifamily Housing Senior Revenue Bonds, Brisben Green	12/10 at 100.00	AAA	2,065,420
	of Hillcrest II, Series 2000A-1, 5.800%, 12/01/33 (Alternative Minimum Tax) - AMBAC Insured

3,000	Macon-Bibb County Urban Development Authority, Georgia, Multifamily Housing Revenue Refunding	1/05 at 102.50	AAA	3,091,440
	Bonds, Series 1997A, 5.550%, 1/01/24 - MBIA Insured

1,500	Marietta Housing Authority, Georgia, GNMA Collateralized Multifamily Housing Revenue Bonds, Country	10/06 at 102.00	AAA	1,536,675
	Oaks Apartments, Series 1996, 6.150%, 10/20/26 (Alternative Minimum Tax)

	Housing/Single Family - 7.2%

55	Fulton County Housing Authority, Georgia, GNMA Mortgage-Backed Securities Program, Single Family	3/05 at 102.00	AAA	55,598
	Mortgage Revenue Bonds, Series 1995A, 6.550%, 3/01/18 (Alternative Minimum Tax)

2,980	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2001A-2, 5.700%,	12/10 at 100.00	AAA	3,064,602
	12/01/31 (Alternative Minimum Tax)

900	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.350%,	12/11 at 100.00	AAA	940,185
	12/01/22 (Alternative Minimum Tax)

	Industrials - 0.9%

500	Savannah Economic Development Authority, Georgia, Revenue Bonds, GTREP Project, Series 2002,	7/12 at 100.00	AAA	522,530
	5.000%, 7/01/22 - MBIA Insured

	Materials - 4.1%

750	Effingham County Industrial Development Authority, Georgia, Pollution Control Revenue Refunding	6/11 at 101.00	BB+	766,822
	Bonds, Georgia-Pacific Project, Series 2001, 6.500%, 6/01/31

1,500	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds,	2/11 at 101.00	BBB	1,573,545
	International Paper Company, Series 2001A, 6.250%, 2/01/25 (Alternative Minimum Tax)

	Tax Obligation/General - 13.4%

1,805	Forsyth County, Georgia, General Obligation Bonds, Series 2004, 5.250%, 3/01/13	No Opt. Call	AA	2,038,621

2,500	Forsyth County School District, Georgia, General Obligation Bonds, Series 1999, 5.750%, 2/01/19	2/10 at 102.00	AA	2,841,325

2,500	Georgia, General Obligation Bonds, Series 2002D, 5.000%, 8/01/16	8/12 at 100.00	AAA	2,731,250

	Tax Obligation/Limited - 13.3%

3,000	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds, Series 1993,	10/19 at 100.00	AAA	3,416,700
	5.625%, 10/01/26 - MBIA Insured

2,600	Macon-Bibb County Urban Development Authority, Georgia, Revenue Refunding Bonds, Public Facilities	8/12 at 101.00	AA	2,903,550
	Projects, Series 2002A, 5.375%, 8/01/17

1,000	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series	No Opt. Call	AAA	1,224,150
	1992P, 6.250%, 7/01/20 - AMBAC Insured

	Transportation - 2.0%

1,000	Atlanta, Georgia, Airport Facilities Revenue Refunding Bonds, Series 1994A, 6.500%, 1/01/09 -	No Opt. Call	AAA	1,159,470
	AMBAC Insured

	U.S. Guaranteed*** - 4.4%

1,145	Clayton County Housing Authority, Georgia, Multifamily Housing Revenue Bonds, Advantages Project,	12/05 at 102.00	AAA	1,228,459
	Series 1995, 5.800%, 12/01/20 (Pre-refunded to 12/01/05)

1,160	DeKalb County Development Authority, Georgia, Revenue Bonds, Emory University Project, Series	10/04 at 102.00	AA***	1,187,747
	1994A, 6.000%, 10/01/14 (Pre-refunded to 10/01/04)

85	Georgia Municipal Electric Authority, Project One Special Obligation Bonds, Fifth Crossover Series	No Opt. Call	A+***	98,096
	1998Y, 6.400%, 1/01/09

	Utilities - 8.9%

885	Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water, Sewerage and Light	1/13 at 100.00	Aaa	967,615
	Commission Project, Series 2002, 5.250%, 1/01/18 - FGIC Insured

1,000	Georgia Municipal Electric Authority, Power Revenue Bonds, Series 1993Z, 5.500%, 1/01/20 - FGIC	No Opt. Call	AAA	1,151,460
	Insured

1,665	Georgia Municipal Electric Authority, Project One Special Obligation Bonds, Fifth Crossover Series	No Opt. Call	A+	1,899,882
	1998Y, 6.400%, 1/01/09

1,000	Municipal Electric Authority of Georgia, Project One Subordinated Lien Revenue Bonds, Series 2003A,	1/13 at 100.00	AAA	1,043,900
	5.000%, 1/01/22 - MBIA Insured

	Water and Sewer - 21.6%

	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002:
500	5.000%, 10/01/16 - FSA Insured	10/12 at 100.00	AAA	541,590
1,990	5.000%, 10/01/17 - FSA Insured	10/12 at 100.00	AAA	2,144,026

3,500	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%, 6/01/26 -	6/11 at 102.00	Aaa	3,694,355
	AMBAC Insured

2,500	DeKalb County, Georgia, Water and Sewerage Bonds, Series 2000, 5.125%, 10/01/31	10/10 at 101.00	AA	2,566,175

1,950	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22 (WI, settling	1/14 at 100.00	AAA	2,054,675
	9/23/04) - FGIC Insured

1,000	Midgeville, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 1996, 6.000%, 12/01/21 -	No Opt. Call	AAA	1,203,170
	FSA Insured

$78,150	Total Long-Term Investments (cost $78,820,306) - 146.8%			83,140,876

	Other Assets Less Liabilities - 2.3%			1,305,501

	Preferred Shares, at Liquidation Value - (49.1)%			(27,800,000)

	Net Assets Applicable to Common Shares - 100%			$56,646,377

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common
	shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
	There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government
	agency securities which ensures the timely payment of principal and interest. Such securities are
	normally considered to be equivalent to AAA rated securities.
(WI)	Security purchased on a when-issued basis.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At August 31, 2004, the cost of investments was $78,802,988.

	Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004,
	were as follows:

	Gross unrealized:
	Appreciation	$4,558,274
	Depreciation	(220,386)

	Net unrealized appreciation of investments	$4,337,888

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Georgia Premium Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         10/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         10/29/04

* Print the name and title of each signing officer under his or her signature.